REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Reinsurance
The effect of reinsurance on the applicable line items on our statements of operations are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Premiums earned:
Gross amounts, including reinsurance assumed	$5,820	$9,869	$5,430
Reinsurance ceded	(1,333)	(1,602)	(1,293)
Net amount	$4,487	$8,267	$4,137
Other policy revenue:
Gross amounts, including reinsurance assumed	$1,106	$902	$413
Reinsurance ceded	(316)	(121)	—
Net amount	$790	$781	$413
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(5,725)	$(11,432)	$(4,769)
Reinsurance ceded	1,236	3,270	830
Net amount	$(4,489)	$(8,162)	$(3,939)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(2,331)	$(2,253)	$(900)
Reinsurance ceded	259	379	213
Net amount	$(2,072)	$(1,874)	$(687)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(800)	$(184)	$156
Reinsurance ceded	75	77	10
Net amount	$(725)	$(107)	$166